Financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Summary of Carrying Amount of Financial Assets
The following table shows the carrying amounts of financial assets and liabilities measured at amortized cost. The carrying amounts of these financial assets and liabilities approximate their fair value.

	As of June 30, 2026		As of December 31, 2025
	Current	Non-Current	Current	Non-Current
Financial assets
Cash and cash equivalents	887,577	—	1,159,300	—
Trade receivables and other receivables	363,885	—	341,881	—
Restricted deposits	5,898	67,257	19,188	38,934
Other financial assets	26,089	14,481	49,079	14,340
Total financial assets measured at amortized cost	1,283,449	81,738	1,569,448	53,274
Financial liabilities
Loans and borrowings	(4,956,555)	(946,820)	(3,860,675)	(2,499,230)
Trade payables	(894,797)	—	(1,107,162)	—
Accrued expenses	(319,045)	—	(424,152)	—
Refund liabilities	(171,734)	(73,212)	(167,642)	(30,875)
Lease liabilities	(28,641)	(84,460)	(37,210)	(93,514)
Liabilities related to repurchase commitments	(131,083)	(4,256)	(124,633)	(722)
Advance payments from customers	(9,915)	—	(16,062)	—
Other financial liabilities	(20,111)	—	(11,582)	—
Total financial liabilities measured at amortized cost	(6,531,881)	(1,108,748)	(5,749,118)	(2,624,341)

Summary of Carrying Amount of Financial Liabilities
The following table shows the carrying amounts of financial assets and liabilities measured at amortized cost. The carrying amounts of these financial assets and liabilities approximate their fair value.

	As of June 30, 2026		As of December 31, 2025
	Current	Non-Current	Current	Non-Current
Financial assets
Cash and cash equivalents	887,577	—	1,159,300	—
Trade receivables and other receivables	363,885	—	341,881	—
Restricted deposits	5,898	67,257	19,188	38,934
Other financial assets	26,089	14,481	49,079	14,340
Total financial assets measured at amortized cost	1,283,449	81,738	1,569,448	53,274
Financial liabilities
Loans and borrowings	(4,956,555)	(946,820)	(3,860,675)	(2,499,230)
Trade payables	(894,797)	—	(1,107,162)	—
Accrued expenses	(319,045)	—	(424,152)	—
Refund liabilities	(171,734)	(73,212)	(167,642)	(30,875)
Lease liabilities	(28,641)	(84,460)	(37,210)	(93,514)
Liabilities related to repurchase commitments	(131,083)	(4,256)	(124,633)	(722)
Advance payments from customers	(9,915)	—	(16,062)	—
Other financial liabilities	(20,111)	—	(11,582)	—
Total financial liabilities measured at amortized cost	(6,531,881)	(1,108,748)	(5,749,118)	(2,624,341)
The following table shows the carrying amounts of financial liabilities measured at fair value through profit and loss on a recurring basis:

	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
As of June 30, 2026
Earn-out rights	—	—	422	422
Class C-1 Shares	1,715	—	—	1,715
Class C-2 Shares	—	376	—	376
Total	1,715	376	422	2,513
As of December 31, 2025
Earn-out rights	—	—	3,579	3,579
Class C-1 Shares	4,353	—	—	4,353
Class C-2 Shares	—	955	—	955
Total	4,353	955	3,579	8,887

Summary of Maturities for Financial Assets and Liabilities
The following table shows the maturities for the Group's non-derivative financial assets and liabilities as of June 30, 2026 and as of December 31, 2025:

	As of June 30, 2026
	Due within 1 year	Due between 1 and 5 years	Due beyond 5 years	Total
Financial assets
Cash and cash equivalents	887,577	—	—	887,577
Trade receivables and other receivables	363,885	—	—	363,885
Restricted deposits	5,898	67,257	—	73,155
Other financial assets	26,089	11,710	2,771	40,570
Total financial assets measured at amortized cost	1,283,449	78,967	2,771	1,365,187
Financial liabilities
Loans and borrowings	(4,956,555)	(281,475)	(665,345)	(5,903,375)
Trade payables	(894,797)	—	—	(894,797)
Accrued expenses	(319,045)	—	—	(319,045)
Refund liabilities	(171,734)	(73,212)	—	(244,946)
Lease liabilities	(28,641)	(74,074)	(10,386)	(113,101)
Liabilities related to repurchase commitments	(131,083)	(4,256)	—	(135,339)
Advance payments from customers	(9,915)	—	—	(9,915)
Other financial liabilities	(20,111)	—	—	(20,111)
Total financial liabilities measured at amortized cost	(6,531,881)	(433,017)	(675,731)	(7,640,629)

	As of December 31, 2025
	Due within 1 year	Due between 1 and 5 years	Due beyond 5 years	Total
Financial assets
Cash and cash equivalents	1,159,300	—	—	1,159,300
Trade receivables and other receivables	341,881	—	—	341,881
Restricted deposits	19,188	38,934	—	58,122
Other financial assets	49,079	11,482	2,858	63,419
Total financial assets measured at amortized cost	1,569,448	50,416	2,858	1,622,722
Financial liabilities
Loans and borrowings	(3,860,675)	(2,499,230)	—	(6,359,905)
Trade payables	(1,107,162)	—	—	(1,107,162)
Accrued expenses	(424,152)	—	—	(424,152)
Refund liabilities	(167,642)	(30,875)	—	(198,517)
Lease liabilities	(37,210)	(67,621)	(25,893)	(130,724)
Liabilities related to repurchase commitments	(124,633)	(722)	—	(125,355)
Advance payments from customers	(16,062)	—	—	(16,062)
Other financial liabilities	(11,582)	—	—	(11,582)
Total financial liabilities measured at amortized cost	(5,749,118)	(2,598,448)	(25,893)	(8,373,459)

Summary of valuation inputs	The following table presents the variables considered in the valuation and the earn-out fair value:

	As of June 30, 2026	As of December 31, 2025
Term in years	1.48	1.98
Volatility	85%	90%
Risk-free rate	4.0%	3.4%

Summary of fair value of liabilities
The table that follows shows the changes in the fair value of the earn-out rights in the periods presented:

Earn-out rights
As of January 1, 2026	3,579
Change in fair value measurement	(3,157)
As of June 30, 2026	422
As of January 1, 2025	28,778
Change in fair value measurement	(15,813)
As of June 30, 2025	12,965